Accrued Expense and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expense and Other Current Liabilities
Accrued compensation and sales commissions	$ 8,731	$ 6,678
Accrued interest	2,905	2,382
Payroll, sales, and other taxes	1,666	4,088
Accrued sales incentives	1,921	3,111
Self-insurance liabilities	710	1,461
Accrued management fees	1,111	278
Other accrued liabilities	9,326	5,511
Total accrued liabilities	$ 26,370	$ 23,509